CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 6,038	$ (21,590)	$ (166)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	11,836	12,244	11,692
Share-based compensation	26,027	34,022	27,353
Loss (gain) on sale of marketable securities	0	243	(68)
Amortization of premiums, accretion of discounts and accrued interest on marketable securities, net	(417)	1,754	2,345
Changes in accrued interest on bank deposits	3,366	(3,265)	(2,480)
Increase (decrease) in accrued severance pay, net	(45)	(299)	219
Decrease (increase) in trade receivables, net	3,444	(2,515)	(4,561)
Changes in deferred income taxes, net	(1,084)	(551)	(1,986)
Decrease (increase) in other assets and prepaid expenses	987	246	(374)
Decrease (increase) in inventories	1,514	(4,116)	152
Increase (decrease) in trade payables	1,283	(2,166)	2,154
Increase (decrease) in deferred revenues	5,500	(14,951)	13,475
Increase (decrease) in other payables and accrued expenses	13,274	(1,415)	(14,054)
Operating lease right-of-use assets	4,203	3,934	6,033
Operating lease liabilities	(4,317)	(5,075)	(7,586)
Net cash provided by (used in) operating activities	71,609	(3,500)	32,148
Cash flows from investing activities:
Purchase of property and equipment	(5,279)	(5,429)	(8,814)
Proceeds from other long-term assets	81	66	35
Investment in other deposits	(5,000)	0	0
Proceeds from (investing in) bank deposits	(48,115)	81,031	(13,377)
Purchase of marketable securities	(110,125)	(33,274)	(49,217)
Proceeds from maturity of marketable securities	124,968	46,177	34,589
Proceeds from sale of marketable securities	3,950	4,208	10,766
Payment for the business acquisition of SecurityDAM Ltd. (“SecurityDAM”)	0	0	(30,000)
Net cash (used in) provided by investing activities	(39,520)	92,779	(56,018)
Cash flows from financing activities:
Proceeds from exercise of share options	3	371	2,034
Payment of contingent consideration related to acquisition	(3,077)	(2,063)	0
Proceeds from issuance of Preferred A shares in subsidiary	0	0	35,000
Repurchase of ordinary shares	(839)	(63,234)	(59,492)
Net cash used in financing activities	(3,913)	(64,926)	(22,458)
Increase (decrease) in cash and cash equivalents	28,176	24,353	(46,328)
Cash and cash equivalents at the beginning of the year	70,538	46,185	92,513
Cash and cash equivalents at the end of the year	98,714	70,538	46,185
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	921	4,000	18,069
Non-cash investing activities:
Right-of-use assets recognized with corresponding lease liabilities	$ 1,882	$ 1,633	$ 4,282